INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the federal income tax provision (credit)
Current tax expense (benefit)		$ 314,000
Change in valuation allowance	(3,000,000)		(2,136,000)
Deferred tax expense (benefit)	2,078,000	784,000	(1,364,000)
Provision for (benefit of) income taxes	(922,000)	1,098,000	(3,500,000)
Source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes
Tax expense at statutory rate	2,096,000	1,127,000	(1,332,000)
Increase (decrease) in taxes resulting from: Tax-exempt interest	(49,000)	(59,000)	(73,000)
Change in valuation allowance	(3,000,000)		(2,136,000)
Other	31,000	30,000	41,000
Provision for (benefit of) income taxes	(922,000)	1,098,000	(3,500,000)
Deferred tax assets:
NOL carryforward	7,149,000	9,073,000
Allowance for loan losses	1,774,000	1,785,000
Alternative Minimum Tax Credit	1,463,000	1,463,000
OREO Tax basis greater than book basis	1,025,000	1,050,000
Tax credit carryovers	672,000	672,000
Deferred compensation	185,000	217,000
Stock compensation	265,000	172,000
Depreciation	174,000	225,000
Intangible assets	60,000	77,000
Other	170,000	110,000
Total deferred tax assets	12,937,000	14,844,000
Valuation allowance	(3,010,000)	(6,010,000)
Deferred tax liabilities:
FHLB stock dividend	(103,000)	(103,000)
Unrealized gain on securities	(476,000)	(168,000)
Mortgage servicing rights	(217,000)	(136,000)
Total deferred tax liabilities	(796,000)	(407,000)
Net deferred tax asset	9,131,000	8,427,000
INCOME TAXES
Net operating loss (NOL) carryforwards	21,235,000
Tax credit carryforwards	2,136,000
Expiration period from date of origination for net operating loss carryforwards	20 years
Portion of the NOL subject to limitations for utilization	8,400,000
Annual limitation for usage of NOL	1,404,000
Annual limitation for usage of tax credits	476,000
Valuation allowance	3,000,000
Reduction in valuation allowance	$ 3,000,000		$ 2,136,000